Supplemental Financial Information (Details 2)	9 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended		1 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2011	Dec. 31, 2012 Clover Network, Inc USD ($)	Apr. 30, 2012 Omnipay USD ($)	Apr. 30, 2012 Omnipay EUR (€)	Apr. 30, 2013 Omnipay USD ($)	Apr. 30, 2013 Omnipay EUR (€)	Apr. 30, 2012 Omnipay USD ($)	Apr. 30, 2012 Omnipay EUR (€)	Dec. 31, 2010 9.875% senior unsecured notes due 2015 USD ($)	Dec. 31, 2011 10.55% senior PIK notes USD ($)	Dec. 31, 2010 10.55% senior PIK notes USD ($)	Dec. 31, 2010 8.25% senior second lien notes due 2021 USD ($)	Sep. 30, 2013 8.25% senior second lien notes due 2021	Dec. 31, 2010 8.75%/10.00% PIK toggle senior second lien notes due 2022 USD ($)	Dec. 31, 2012 8.75% PIK toggle senior second lien notes due 2022	Dec. 31, 2010 8.75% PIK toggle senior second lien notes due 2022	Dec. 31, 2012 10.00% PIK toggle senior second lien notes due 2022	Dec. 31, 2010 10.00% PIK toggle senior second lien notes due 2022	Dec. 31, 2011 12.625% senior notes due 2021 USD ($)	Dec. 31, 2010 12.625% senior notes due 2021 USD ($)
Supplemental Cash Flow Information
Income tax payments, net of refunds received			$ 70,100,000	$ 67,200,000	$ 100,500,000
Interest paid			1,793,900,000	1,458,200,000	1,494,900,000
Distributions received from equity method investments			244,500,000	194,800,000	194,100,000
Debt
Principal amount of notes increased resulting from payment of accrued interest expense															73,100,000	362,500,000
Notes exchanged														3,000,000,000		3,000,000,000								3,000,000,000
Interest rate (as a percent)														9.875%		10.55%	8.25%	8.25%		8.75%	8.75%	10.00%	10.00%		12.625%
Notes issued in exchange																	2,000,000,000		1,000,000,000						3,000,000,000
Capital leases	109,000,000	49,000,000	55,000,000	106,000,000	65,000,000
Percentage of noncontrolling interest				30.00%		30.00%	100.00%	30.00%	30.00%			30.00%	30.00%
Contingent consideration payable			20,000,000				20,000,000
Purchase price			107,000,000	19,200,000	215,100,000		56,100,000	49,000,000	37,100,000			49,000,000	37,100,000
Purchase price, cash paid			$ 63,100,000	$ 19,200,000	$ 215,100,000		$ 36,100,000	$ 25,100,000	€ 19,000,000	$ 23,700,000	€ 18,100,000	$ 25,100,000	€ 19,000,000